Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral delivered (Details) - Financial instrument in connection with OTC derivative transactions - MXN ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Loans and advances to credit institutions
Financial instruments
Collateral delivered		$ 34,542
Debt instruments.
Financial instruments
Collateral delivered	$ 6,234	2,964
Debt instruments received as collateral and delivered as collateral in turn	1,465
Financial assets at amortized cost category | Loans and advances to credit institutions
Financial instruments
Collateral delivered	29,508
Mexican financial institutions | Loans and receivables category | Loans and advances to credit institutions
Financial instruments
Collateral delivered		15,916
Mexican financial institutions | Financial assets at amortized cost category | Loans and advances to credit institutions
Financial instruments
Collateral delivered	20,597
Mexican financial institutions | Financial assets held for trading category | Debt instruments.
Financial instruments
Collateral delivered		2,822
Mexican financial institutions | Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Collateral delivered	4,438
Foreign financial Institutions | Loans and receivables category | Loans and advances to credit institutions
Financial instruments
Collateral delivered		18,626
Foreign financial Institutions | Financial assets at amortized cost category | Loans and advances to credit institutions
Financial instruments
Collateral delivered	8,911
Foreign financial Institutions | Financial assets held for trading category | Debt instruments.
Financial instruments
Collateral delivered		$ 142
Foreign financial Institutions | Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Collateral delivered	$ 1,796